October 24, 2011

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Florida Tax-Free Funds (the “Trust”); File No. 33-48783

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated October 18, 2011, filed pursuant to Rule 497(e), for the Vanguard Florida Long-TermTax-Exempt Fund, a series of the above mentioned Trust. The Fund is being renamed Vanguard Florida Focused Long-TermTax-Exempt Fund.

If you have any questions or comments concerning the foregoing, please contact me at (610) 669-1955.

Sincerely,

Tara R. Buckley
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Chad Eskildsen, Esq.
U.S.	Securities and Exchange Commission

cc:	Brion Thompson, Esq.
U.S.	Securities and Exchange Commission